Risk management - Exposure and Impairment Losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Exposure and impairment losses
Percent of the total Group's provisions considering the most relevant units of the group	97.00%
Maximum exposure to credit risk	€ 943,903,000	€ 993,412,000
Impairment losses	21,567,000	20,970,000
Financial instruments purchased credit impaired
Exposure and impairment losses
Maximum exposure to credit risk	706,000	757,000
Next 12 months | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	859,643,000	908,002,000
Impairment losses	3,980,000	3,823,000
Maximum exposure, financial instruments not included elsewhere	507,479	242,867
Next 12 months | Financial instruments not credit-impaired | Other units
Exposure and impairment losses
Maximum exposure to credit risk	38,174,000	151,906,000
Impairment losses	264,000	152,000
Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	52,897,000	54,616,000
Impairment losses	4,311,000	4,644,000
Lifetime Expected Credit Losses | Financial instruments not credit-impaired | Other units
Exposure and impairment losses
Maximum exposure to credit risk	442,000	700,000
Impairment losses	306,000	163,000
Lifetime Expected Credit Losses | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	31,363,000	30,795,000
Impairment losses	13,276,000	12,504,000
Lifetime Expected Credit Losses | Financial instruments credit-impaired | Other units
Exposure and impairment losses
Maximum exposure to credit risk	1,743,000	1,743,000
Impairment losses	91,000	1,145,000
Investment grade
Exposure and impairment losses
Maximum exposure to credit risk	558,295,000	692,683,000
Investment grade | Next 12 months | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	552,763,000	685,507,000
Investment grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	5,532,000	7,176,000
Investment grade | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0
Speculation grade
Exposure and impairment losses
Maximum exposure to credit risk	354,245,000	269,935,000
Speculation grade | Next 12 months | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	306,880,000	222,495,000
Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	47,365,000	47,439,000
Speculation grade | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0
Default
Exposure and impairment losses
Maximum exposure to credit risk	31,363,000	30,795,000
Default | Next 12 months | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0
Default | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0
Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	€ 31,363,000	€ 30,795,000